MFR-Q3

Quarterly Report
June 30, 2025
MFS®  Research Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.9%
General Dynamics Corp.	178,657	$52,107,101
Howmet Aerospace, Inc.	404,574	75,303,359
RTX Corp.	722,928	105,561,946
		$232,972,406
Automotive – 0.5%
Aptiv PLC (a)	599,134	$40,872,921
Broadcasting – 1.5%
Omnicom Group, Inc.	880,959	$63,376,190
Spotify Technology S.A. (a)	78,231	60,029,776
		$123,405,966
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	892,446	$81,426,773
CME Group, Inc.	292,683	80,669,289
Evercore Partners, Inc.	75,072	20,270,941
KKR & Co., Inc.	264,876	35,236,454
		$217,603,457
Business Services – 2.9%
Accenture PLC, “A”	260,306	$77,802,860
Cognizant Technology Solutions Corp., “A”	546,894	42,674,139
Fiserv, Inc. (a)	301,551	51,990,408
TransUnion	668,266	58,807,408
		$231,274,815
Computer Software – 14.4%
Atlassian Corp. (a)	265,331	$53,886,073
Cadence Design Systems, Inc. (a)	243,599	75,065,032
Constellation Software, Inc.	17,023	62,419,125
Elastic N.V. (a)	270,417	22,804,266
HubSpot, Inc. (a)	71,175	39,618,140
Microsoft Corp. (s)	1,386,424	689,621,162
Okta, Inc. (a)	511,496	51,134,255
Salesforce, Inc.	404,305	110,249,930
Tyler Technologies, Inc. (a)	80,688	47,835,074
		$1,152,633,057
Computer Software - Systems – 5.1%
Apple, Inc.	1,619,253	$332,222,138
CDW Corp.	192,790	34,430,366
EPAM Systems, Inc. (a)	248,198	43,886,370
		$410,538,874
Construction – 1.8%
CRH PLC	640,485	$58,796,523
Ferguson Enterprises, Inc.	175,285	38,168,309
Sherwin-Williams Co.	126,396	43,399,330
		$140,364,162
Consumer Products – 1.2%
Colgate-Palmolive Co.	472,503	$42,950,523
Estée Lauder Cos., Inc., “A”	266,084	21,499,587
Kenvue, Inc.	1,643,880	34,406,408
		$98,856,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
Booking Holdings, Inc.	8,138	$47,112,835
Expedia Group, Inc.	217,129	36,625,320
		$83,738,155
Electrical Equipment – 1.5%
Emerson Electric Co.	596,481	$79,528,812
TE Connectivity PLC	262,540	44,282,622
		$123,811,434
Electronics – 10.1%
Broadcom, Inc.	728,120	$200,706,278
Lam Research Corp.	785,540	76,464,463
Marvell Technology, Inc.	643,030	49,770,522
NVIDIA Corp.	2,764,695	436,794,163
NXP Semiconductors N.V.	197,224	43,091,472
		$806,826,898
Energy - Independent – 1.4%
ConocoPhillips	730,051	$65,514,777
Hess Corp.	179,089	24,810,990
Valero Energy Corp.	186,902	25,123,367
		$115,449,134
Energy - Integrated – 1.1%
Exxon Mobil Corp.	794,729	$85,671,786
Food & Beverages – 1.5%
General Mills, Inc.	469,193	$24,308,889
Mondelez International, Inc.	568,654	38,350,026
PepsiCo, Inc.	440,128	58,114,501
		$120,773,416
Gaming & Lodging – 0.7%
Hilton Worldwide Holdings, Inc.	212,875	$56,697,128
General Merchandise – 0.5%
Dollar General Corp.	324,802	$37,150,853
Health Maintenance Organizations – 1.3%
Cigna Group	235,492	$77,848,945
Humana, Inc.	105,256	25,732,987
		$103,581,932
Insurance – 2.6%
American International Group, Inc.	413,347	$35,378,370
Aon PLC	179,514	64,043,415
Chubb Ltd.	225,979	65,470,636
Willis Towers Watson PLC	148,929	45,646,738
		$210,539,159
Interactive Media Services – 7.2%
Alphabet, Inc., “A”	1,156,652	$203,836,782
Meta Platforms, Inc., “A”	511,479	377,517,535
		$581,354,317
Internet – 0.1%
Gartner, Inc. (a)	25,264	$10,212,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.4%
Eaton Corp. PLC	227,451	$81,197,732
Nordson Corp.	238,178	51,058,218
Regal Rexnord Corp.	277,778	40,266,699
Trane Technologies PLC	127,138	55,611,433
Wabtec Corp.	220,850	46,234,947
		$274,369,029
Major Banks – 4.4%
JPMorgan Chase & Co.	712,343	$206,515,359
Morgan Stanley	498,075	70,158,845
PNC Financial Services Group, Inc.	422,657	78,791,718
		$355,465,922
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	118,528	$17,239,898
McKesson Corp.	72,649	53,235,734
		$70,475,632
Medical Equipment – 4.2%
Agilent Technologies, Inc.	362,022	$42,722,216
Becton, Dickinson and Co.	300,595	51,777,489
Boston Scientific Corp. (a)	646,582	69,449,373
Medtronic PLC	865,983	75,487,738
STERIS PLC	216,637	52,040,540
Waters Corp. (a)	121,984	42,577,295
		$334,054,651
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	94,632	$23,044,785
Oil Services – 0.2%
TechnipFMC PLC	539,659	$18,585,856
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	425,015	$238,832,929
Moody's Corp.	87,847	44,063,177
Northern Trust Corp.	306,543	38,866,587
		$321,762,693
Pharmaceuticals – 3.6%
AbbVie, Inc.	494,042	$91,704,076
Johnson & Johnson	642,890	98,201,448
Pfizer, Inc.	1,974,185	47,854,244
Vertex Pharmaceuticals, Inc. (a)	108,856	48,462,691
		$286,222,459
Railroad & Shipping – 0.5%
Union Pacific Corp.	160,095	$36,834,658
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	267,749	$39,476,913
Restaurants – 2.0%
Aramark	1,677,768	$70,248,146
Starbucks Corp.	374,471	34,312,778
U.S. Foods Holding Corp. (a)	764,672	58,887,391
		$163,448,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	173,701	$48,994,104
Corteva, Inc.	644,572	48,039,951
		$97,034,055
Specialty Stores – 7.0%
Amazon.com, Inc. (a)(s)	1,762,719	$386,722,922
BJ's Wholesale Club Holdings, Inc. (a)	332,429	35,845,819
Home Depot, Inc.	238,274	87,360,779
TJX Cos., Inc.	395,167	48,799,173
		$558,728,693
Telecom - Infrastructure – 1.3%
American Tower Corp., REIT	363,038	$80,238,659
SBA Communications Corp., REIT	102,402	24,048,085
		$104,286,744
Tobacco – 0.8%
Philip Morris International, Inc.	331,211	$60,323,459
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	221,378	$31,789,881
Utilities - Electric Power – 2.4%
Alliant Energy Corp.	625,839	$37,844,484
Duke Energy Corp.	410,805	48,474,990
PG&E Corp.	2,580,825	35,976,700
PPL Corp.	1,036,313	35,120,648
Vistra Corp.	159,954	31,000,685
		$188,417,507
Total Common Stocks		$7,948,649,854

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	30,929	$0

Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	73,238,606	$73,245,929

Other Assets, Less Liabilities – 0.0%		348,249
Net Assets – 100.0%		$8,022,244,032

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$73,245,929 and $7,948,649,854, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2025, the fund had cash collateral of $10,409 and other liquid securities collateral with an aggregate value of $607,937.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,826,200,953	$—	$—	$7,826,200,953
Canada	62,419,125	0	—	62,419,125
Sweden	60,029,776	—	—	60,029,776
Investment Companies	73,245,929	—	—	73,245,929
Total	$8,021,895,783	$0	$—	$8,021,895,783
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,108,810	$1,128,481,121	$1,089,336,852	$1,152	$(8,302)	$73,245,929

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,911,493	$—